Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Schedule of Regarding the Exchange Rate of the New Israeli Shekel	Below are details regarding the exchange rate of the New Israeli Shekel (“NIS”), the Euro and the GBP:
	Euro	GBP	NIS
December 31, 2023	1.10	1.27	0.27
December 31, 2022	1.07	1.20	0.28
December 31, 2021	1.13	1.35	0.32
Change in percentages:
Year ended December 31, 2023	2.5	5.8	(3.5)
Year ended December 31, 2022	(5.3)	(11.1)	(12.5)
Year ended December 31, 2021	(7.3)	(0.73)	3.2